Restatement of Previously Issued Financial Statements - Consolidated Statements of Cash Flows (Details) - USD ($) $ in Millions		3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Jun. 30, 2016		Sep. 30, 2016		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Cash Flows from Operating Activities
Net (loss)/income		$ (654)	[1]	$ 267	[1]	$ 149	[1],[2],[3]	$ 416	[1]	$ (238)	[1]	$ (155)		$ (635)	[1],[2],[3]	$ 4,087
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation and amortization		194	[1]	193	[1]	200	[1],[2]	393	[1]	587	[1]	810		779	[1],[2]	693
Amortization of deferred loan charges						9	[2]	21		36		45		39	[2]	54
Amortization of unfavorable and favorable contracts						(30)	[2]	(42)		(52)		(65)		(116)	[2]	(131)
Gain on sale of tender rig business												0		(22)	[1],[2]	0
Share of results from associated companies						(47)		(108)		(171)		(283)		(192)	[2]	(121)
Share-based compensation expense						3		3		6		8		7	[2]	10
Gain/(loss) on disposals and deconsolidations												0		63	[2]	(2,971)
Contingent consideration realized		(5)	[1]	(5)	[1]	(5)	[1]	(10)	[1]	(15)	[1]	(21)	[4]	(47)	[1],[2],[4]	0	[4]
Unrealized loss/(gain) related to derivative financial instruments						(1)		44		(53)		(67)		(82)	[2]	197
Loss on impairment of investments						13		13		895		895		1,285	[2]	0
Dividends received from associated companies						26		42		48		55		253	[2]	526
Loss on impairment of fixed assets and goodwill	[2]													563
Deferred income tax						13		22		60		73		29	[2]	(6)
Unrealized foreign exchange gain on long-term debt						26		17		35		(5)		(95)	[2]	(165)
Payments for long-term maintenance						(15)		(48)		(75)		(95)		(106)	[2]	(295)
Net gain on debt extinguishment								(47)		(47)		(47)		(8)	[2]	(12)
Other, net						(1)		(1)		(5)		(2)		(9)	[2]	(17)
Changes in operating assets and liabilities, net of effect of acquisitions and disposals
Trade accounts receivable						8		(9)		88		256		267	[2]	(295)
Trade accounts payable						(8)		(2)		(38)		(55)		58	[2]	21
Related party receivables						17						2		65	[2]	213
Related party payables								(29)		(83)		(35)		(64)	[2]	(460)
Prepaid expenses/accrued revenue						(4)		6		12		15		(12)	[2]	13
Deferred revenue						(58)		(85)		(101)		(168)		(95)	[2]	171
Other assets						33		37		33		55		(22)	[2]	32
Other liabilities						(34)		(36)		(83)		(76)		(115)	[2]	(153)
Net cash provided by operating activities						294		597		839		1,184		1,788	[2]	1,574
Net cash provided by/ (used in) investing activities						(2)		257		253		328		(190)	[2]	66
Net cash (used in) by financing activities						(253)		(619)		(893)		(1,206)		(1,370)	[2]	(1,521)
Effect of exchange rate changes on cash						9		8		7		18		(15)	[2]	(6)
Net increase in cash and cash equivalents						48		243		206		324		213	[2]	87
Cash and cash equivalents at beginning of the year		1,287	[5]	1,092	[5]	1,044	[2],[5]	1,044	[2],[5]	1,044	[2],[5]	1,044	[2],[5]	831	[2]	744
Cash and cash equivalents at the end of year		1,250	[5]	1,287	[5]	1,092	[5]	1,287	[5]	1,250	[5]	1,368		1,044	[2],[5]	831	[2]
Derivative valuation adjustments
Cash Flows from Operating Activities
Net (loss)/income								41
As previously filed on Form 20-F
Cash Flows from Operating Activities
Net (loss)/income	[1]	(656)		276		88	[2],[3]	364		(292)				(750)	[2],[3]
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation and amortization	[1]	194		193		200	[2]	393		587				779	[2]
Amortization of deferred loan charges						9	[2]	21		36				39	[2]
Amortization of unfavorable and favorable contracts						(30)	[2]	(42)		(52)				(116)	[2]
Gain on sale of tender rig business	[1],[2]													(22)
Share of results from associated companies						(39)		(97)		(164)				(190)	[2]
Share-based compensation expense						3		3		6				7	[2]
Gain/(loss) on disposals and deconsolidations														63
Contingent consideration realized	[1]	(5)		(5)		(5)		(10)		(15)				(47)	[2]
Unrealized loss/(gain) related to derivative financial instruments						41		74		(17)				42	[2]
Loss on impairment of investments						24		24		906				1,274	[2]
Dividends received from associated companies						26		42		48				253	[2]
Loss on impairment of fixed assets and goodwill	[2]													563
Deferred income tax						13		22		60				29	[2]
Unrealized foreign exchange gain on long-term debt						26		17		35				(95)	[2]
Payments for long-term maintenance						(15)		(48)		(75)				(106)	[2]
Net gain on debt extinguishment								(47)		(47)				(8)	[2]
Other, net						(1)		(1)		(5)				(9)	[2]
Changes in operating assets and liabilities, net of effect of acquisitions and disposals
Trade accounts receivable						8		(9)		88				267	[2]
Trade accounts payable						(8)		(2)		(38)				58	[2]
Related party receivables						17								65	[2]
Related party payables								(29)		(83)				(64)	[2]
Prepaid expenses/accrued revenue						(4)		6		12				(12)	[2]
Deferred revenue						(58)		(85)		(101)				(95)	[2]
Other assets						33		37		33				(22)	[2]
Other liabilities						(34)		(36)		(83)				(115)	[2]
Net cash provided by operating activities						294		597		839				1,788	[2]
Net cash provided by/ (used in) investing activities						(2)		257		253				(190)	[2]
Net cash (used in) by financing activities						(253)		(619)		(893)				(1,370)	[2]
Effect of exchange rate changes on cash						9		8		7				(15)	[2]
Net increase in cash and cash equivalents						48		243		206				213	[2]
Cash and cash equivalents at beginning of the year		1,287	[5]	1,092	[5]	1,044	[2],[5]	1,044	[2],[5]	1,044	[2],[5]	1,044	[2],[5]	831	[2]
Cash and cash equivalents at the end of year		1,250	[5]	1,287	[5]	1,092	[5]	1,287	[5]	1,250	[5]			1,044	[2],[5]	831	[2]
Restatement Adjustment | Derivative valuation adjustments
Cash Flows from Operating Activities
Net (loss)/income	[1]	2		(9)		50	[2],[3]	41		43				136	[2],[3]
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation and amortization	[1]	0		0		0	[2]	0		0				0	[2]
Amortization of deferred loan charges						0	[2]	0		0				0	[2]
Amortization of unfavorable and favorable contracts						0	[2]	0		0				0	[2]
Gain on sale of tender rig business	[1],[2]													0
Share of results from associated companies						(8)		(11)		(7)				(12)	[2]
Share-based compensation expense						0		0		0				0	[2]
Gain/(loss) on disposals and deconsolidations														0
Contingent consideration realized	[1]	0		0		0		0		0				0	[2]
Unrealized loss/(gain) related to derivative financial instruments						(42)		(30)		(36)				(124)	[2]
Loss on impairment of investments						0		0		0				0	[2]
Dividends received from associated companies						0		0		0				0	[2]
Loss on impairment of fixed assets and goodwill	[2]													0
Deferred income tax						0		0		0				0	[2]
Unrealized foreign exchange gain on long-term debt						0		0		0				0	[2]
Payments for long-term maintenance						0		0		0				0	[2]
Net gain on debt extinguishment								0		0				0	[2]
Other, net						0		0		0				0	[2]
Changes in operating assets and liabilities, net of effect of acquisitions and disposals
Trade accounts receivable						0		0		0				0	[2]
Trade accounts payable						0		0		0				0	[2]
Related party receivables						0								0	[2]
Related party payables								0		0				0	[2]
Prepaid expenses/accrued revenue						0		0		0				0	[2]
Deferred revenue						0		0		0				0	[2]
Other assets						0		0		0				0	[2]
Other liabilities						0		0		0				0	[2]
Net cash provided by operating activities						0		0		0				0	[2]
Net cash provided by/ (used in) investing activities						0		0		0				0	[2]
Net cash (used in) by financing activities						0		0		0				0	[2]
Effect of exchange rate changes on cash						0		0		0				0	[2]
Net increase in cash and cash equivalents						0		0		0				0	[2]
Cash and cash equivalents at beginning of the year		0	[5]	0	[5]	0	[2],[5]	0	[2],[5]	0	[2],[5]	0	[2],[5]	0	[2]
Cash and cash equivalents at the end of year		0	[5]	0	[5]	0	[5]	0	[5]	0	[5]			0	[2],[5]	0	[2]
Restatement Adjustment | Other adjustments
Cash Flows from Operating Activities
Net (loss)/income	[1]					11	[2],[3]	11		11				(21)	[2],[3]
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation and amortization	[1]					0	[2]	0		0				0	[2]
Amortization of deferred loan charges						0	[2]	0		0				0	[2]
Amortization of unfavorable and favorable contracts						0	[2]	0		0				0	[2]
Gain on sale of tender rig business	[1],[2]													0
Share of results from associated companies						0		0		0				10	[2]
Share-based compensation expense						0		0		0				0	[2]
Gain/(loss) on disposals and deconsolidations														0
Contingent consideration realized	[1]					0		0		0				0	[2]
Unrealized loss/(gain) related to derivative financial instruments						0		0		0				0	[2]
Loss on impairment of investments						(11)		(11)		(11)				11	[2]
Dividends received from associated companies						0		0		0				0	[2]
Loss on impairment of fixed assets and goodwill	[2]													0
Deferred income tax						0		0		0				0	[2]
Unrealized foreign exchange gain on long-term debt						0		0		0				0	[2]
Payments for long-term maintenance						0		0		0				0	[2]
Net gain on debt extinguishment								0		0				0	[2]
Other, net						0		0		0				0	[2]
Changes in operating assets and liabilities, net of effect of acquisitions and disposals
Trade accounts receivable						0		0		0				0	[2]
Trade accounts payable						0		0		0				0	[2]
Related party receivables						0								0	[2]
Related party payables								0		0				0	[2]
Prepaid expenses/accrued revenue						0		0		0				0	[2]
Deferred revenue						0		0		0				0	[2]
Other assets						0		0		0				0	[2]
Other liabilities						0		0		0				0	[2]
Net cash provided by operating activities						0		0		0				0	[2]
Net cash provided by/ (used in) investing activities						0		0		0				0	[2]
Net cash (used in) by financing activities						0		0		0				0	[2]
Effect of exchange rate changes on cash						0		0		0				0	[2]
Net increase in cash and cash equivalents						0		0		0				0	[2]
Cash and cash equivalents at beginning of the year		0	[5]	0	[5]	0	[2],[5]	0	[2],[5]	0	[2],[5]	$ 0	[2],[5]	0	[2]
Cash and cash equivalents at the end of year		$ 0	[5]	$ 0	[5]	$ 0	[5]	$ 0	[5]	$ 0	[5]			$ 0	[2],[5]	$ 0	[2]

[1]	Refer to Note 39 "Restatement of previously issued financial statements"
[2]	Refer to Note 39 "Restatement of previously issued financial statements"
[3]	Refer to Note 39 "Restatement of previously issued financial statements"
[4]	Includes transactions with related parties. Refer to Note 31 "Related party transactions".
[5]	Refer to Note 39 "Restatement of previously issued financial statements"